OTHER INCOME, NET	12 Months Ended
Dec. 31, 2011
OTHER INCOME, NET
21.	OTHER INCOME, NET
In 2011, we received approximately $470,000 from various companies for research and development work performed by us. Amounts received in 2010 were not significant.